Inventory	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Inventory

16.    Inventory

Product inventories at December 31 of each year consisted of the following (in millions):

	2011	2010
Raw materials	$—	$10.0
Work-in-process	—	6.0
Finished goods	23.8	23.0

Total inventory	$23.8	$39.0

The decrease in the inventory balance is principally due to the divestment of the EDT business.